Taxation - Schedule of Operating Tax Losses Carried Forward (Details) ¥ in Thousands	Jun. 30, 2026 CNY (¥)
Schedule of Operating Tax Losses Carried Forward [Line Items]
Loss expiring for the year ended	¥ 88,389
Loss expiring for the year ended December 31, 2026 [Member]
Schedule of Operating Tax Losses Carried Forward [Line Items]
Loss expiring for the year ended
Loss expiring for the year ended December 31, 2027 [Member]
Schedule of Operating Tax Losses Carried Forward [Line Items]
Loss expiring for the year ended
Loss expiring for the year ended December 31, 2028 [Member]
Schedule of Operating Tax Losses Carried Forward [Line Items]
Loss expiring for the year ended
Loss expiring for the year ended December 31, 2029 [Member]
Schedule of Operating Tax Losses Carried Forward [Line Items]
Loss expiring for the year ended	79
Loss expiring for the year ended December 31, 2030 [Member]
Schedule of Operating Tax Losses Carried Forward [Line Items]
Loss expiring for the year ended	14,795
Loss expiring for the year ended December 31, 2031 [Member]
Schedule of Operating Tax Losses Carried Forward [Line Items]
Loss expiring for the year ended	¥ 73,515